Earnings/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(loss) per Share
Schedule of earnings/(loss) per share

As of December 31,	2023	2022	2021
Profit/(loss) for the period attributable to the Owners of the Group	145,249,722	84,557,539	(903,102)
Weighted average number of shares outstanding in the period	32,194,108	32,202,394	32,372,393
Earnings/(loss) per share, basic and diluted	4.51	2.63	(0.03)